ORGANIZATION AND PRINCIPAL ACTIVITIES - Principal Subsidiaries and VIE Subsidiaries (Detail)	12 Months Ended
Aug. 31, 2020
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 16, 2016
Impetus | Major wholly owned subsidiaries | Cayman Islands | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 01, 2014
Equity interest attributed to the Group as at August 31, 2020	100.00%
Zhuhai Hengqin Bright Scholar Management Consulting Co. Ltd | Major wholly owned subsidiaries | China | Management Consulting Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jan. 24, 2017
Equity interest attributed to the Group as at August 31, 2020	100.00%
Time Education China Holdings Limited | Major wholly owned subsidiaries | Hong Kong | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 16, 2013
Equity interest attributed to the Group as at August 31, 2020	100.00%
Bright Scholar (Enlightenment) Investment Holdings Limited | Major wholly owned subsidiaries | Cayman Islands | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 27, 2017
Equity interest attributed to the Group as at August 31, 2020	100.00%
Time Elan Education Technology Co., Ltd. | Major wholly owned subsidiaries | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 06, 2013
Equity interest attributed to the Group as at August 31, 2020	100.00%
Shenzhen Qianhai Xingkeyucai Trading Co., Ltd. | Major wholly owned subsidiaries | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 15, 2016
Equity interest attributed to the Group as at August 31, 2020	100.00%
Guangdong Bright Scholar Education Technology Co., Ltd | Major wholly owned subsidiaries | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 26, 2017
Equity interest attributed to the Group as at August 31, 2020	100.00%
Bright Scholar (UK) Holdings Limited | Major wholly owned subsidiaries | The UK | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jul. 31, 2018
Equity interest attributed to the Group as at August 31, 2020	100.00%
CATS Colleges Holdings Limited | Major wholly owned subsidiaries | The UK | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Mar. 13, 2019
Equity interest attributed to the Group as at August 31, 2020	100.00%
Cambridge Arts And Science Limited | Major wholly owned subsidiaries | The UK | Overseas School
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Oct. 23, 1997
Equity interest attributed to the Group as at August 31, 2020	100.00%
CATS Canterbury Limited | Major wholly owned subsidiaries | The UK | Overseas School
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 29, 2007
Equity interest attributed to the Group as at August 31, 2020	100.00%
CATS College London Limited | Major wholly owned subsidiaries | The UK | Overseas School
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Nov. 17, 2010
Equity interest attributed to the Group as at August 31, 2020	100.00%
CATS Academy Boston Inc. | Major wholly owned subsidiaries | The US | Overseas School
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jul. 05, 2012
Equity interest attributed to the Group as at August 31, 2020	100.00%
Guangdong Country Garden Education Investment Management Co., Ltd. | Major subsidiaries and schools of VIE | China | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Oct. 16, 2014
Equity interest attributed to the Group as at August 31, 2020	100.00%
Guangdong Country Garden School ("GCGS") | Major subsidiaries and schools of VIE | China | Kindergarten And Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jan. 03, 1994
Equity interest attributed to the Group as at August 31, 2020	100.00%
Huanan Country Garden School ("HCGS") | Major subsidiaries and schools of VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jun. 02, 2004
Equity interest attributed to the Group as at August 31, 2020	100.00%
Huanan Country Garden Bilingual Kindergarten | Major subsidiaries and schools of VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jun. 22, 2004
Equity interest attributed to the Group as at August 31, 2020	100.00%
Phoenix City Bilingual School ("PCBS") | Major subsidiaries and schools of VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 01, 2004
Equity interest attributed to the Group as at August 31, 2020	100.00%
Phoenix City Bilingual Kindergarten | Major subsidiaries and schools of VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 16, 2008
Equity interest attributed to the Group as at August 31, 2020	100.00%
Jurong Country Garden School | Major subsidiaries and schools of VIE | China | Kindergarten And Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2013
Equity interest attributed to the Group as at August 31, 2020	100.00%
Country Garden Venice Bilingual School ("CGBS") | Major subsidiaries and schools of VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2007
Equity interest attributed to the Group as at August 31, 2020	100.00%
Lanzhou Country Garden School | Major subsidiaries and schools of VIE | China | Kindergarten And Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2016
Equity interest attributed to the Group as at August 31, 2020	100.00%